Segment reporting (Details 1) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of operating segments [abstract]
Excise duty included in revenues	₨ 0	₨ 0	₨ 173